Inventories	6 Months Ended
Jun. 30, 2026
Inventories.
Inventories

15Inventories

	June 30, 2026	December 31, 2025
Consumable stores(1)	23,827	22,998
Gold in progress and Ore Stockpile(2)	4,093	3,830
	27,920	26,828
(1)

Included in consumables stores is an amount of ($3,168) (2025: ($3,168)) for provision for obsolete stock for items that are not compatible with plant and equipment currently in use. Increase in provision for obsolete stock amounted to $Nil for June 30, 2026 (December 31, 2025: $1,063).

(2)

Gold work in progress balance as at June 30, 2026 consists of 3,589 ounces (2025: 2,262 ounces) of gold. The ore stockpile relates to a surface stockpile of approximately 5,379 tonnes (2025: 26,735 tonnes) of crushed ore containing approximately 400 ounces (2025: 1,897 ounces) of recoverable gold. Stockpiles are measured by estimating the number of tons added and removed from the stockpile, the number of contained gold ounces is based on assay data, and the estimated recovery percentage based on the expected processing method.